Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 4,964,573	$ 4,368,395
Less: accumulated depreciation	(1,444,200)	(1,061,660)
Property, plant and equipment, net	3,520,373	3,306,735
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	3,357,637	3,095,665
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	70,421	65,412
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	229,978	201,533
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	79,385	102,024
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	964,504	903,761
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 262,648